THE DREYFUS/LAUREL FUNDS TRUST
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

October 22, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds Trust (the "Fund") Registration Statement on Form N-1A (File Nos. 811-00524; 33-43846)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund, on behalf of its series, Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund, hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act not have differed from that contained in Post-Effective Amendment No. 136 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 136 to the Fund's Registration Statement on Form N-1A was filed electronically on October 15, 2007.

THE DREYFUS/LAUREL FUNDS TRUST

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Assistant Secretary